Interests in Associates - Summarized Financial Information of Shanghai Information Investment Incorporation and Reconciled to Carrying Amounts of Interests in Associates in Consolidated Financial Statements (Detail) - CNY (¥)
¥ in Millions
	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
Disclosure of associates [line items]
Current assets	¥ 73,005		¥ 71,550
Non-current assets	590,377		589,644
Current liabilities	258,920		275,408
Non-current liabilities	60,363		59,089
Operating revenues	377,124		366,229	¥ 352,534
Profit for the year	21,338		18,761	18,123
Other comprehensive income for the year	(95)		(552)	25
Total comprehensive income for the year	21,243		18,209	¥ 18,148
Reconcile to the Group's interests in the associate:
Non-controlling interests of the associate	(1,030)		(830)
Carrying amount of the interest in the associate in the consolidated financial statements of the Group	38,051		35,726
Shanghai Information Investment Incorporation [member]
Disclosure of associates [line items]
Current assets	7,181		7,146
Non-current assets	8,592		8,049
Current liabilities	6,615		5,835
Non-current liabilities	1,985		2,673
Operating revenues	4,337		4,313
Profit for the year	586		563
Other comprehensive income for the year	(29)		22
Total comprehensive income for the year	557		585
Dividend received from the associate	9		9
Reconcile to the Group's interests in the associate:
Net assets of the associate	7,173		6,687
Non-controlling interests of the associate	¥ (2,180)		¥ (2,004)
The Group's effective interest in the associate	24.00%	[1]	24.00%
The Group's share of net assets of the associate	¥ 1,198		¥ 1,124
Carrying amount of the interest in the associate in the consolidated financial statements of the Group	¥ 1,198		¥ 1,124

[1]	Shanghai Information Investment Incorporation ("Shanghai Info-investment") is established and operated in the PRC and is not traded on any stock exchange.